Note 17 - Shareholders' Equity - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) € / shares in Units, € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	7
Outstanding options - Weighted average remaining contractual life (Year)	2 years 284 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 1,481,405
Outstanding options - Aggregate intrinsic value | €	€ 818,900	[1]
Exercisable options - Number (in shares) | shares	2.6	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 1,098,728	[2]
Exercise price, Lower range (in EUR per share)	1.91
Exercise price, Upper range (in EUR per share)	€ 1,273,900
Range 1 [Member]
Outstanding options - Number (in shares) | shares	9.3
Outstanding options - Weighted average remaining contractual life (Year)	3 years 328 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5,954
Outstanding options - Aggregate intrinsic value | €		[1]
Exercisable options - Number (in shares) | shares		[2]
Exercisable options - Weighted average exercise price (in EUR per share)		[2]
Range 2 [Member]
Outstanding options - Number (in shares) | shares	6.3
Outstanding options - Weighted average remaining contractual life (Year)	3 years 80 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 352,013
Outstanding options - Aggregate intrinsic value | €	€ 363,750	[1]
Exercisable options - Number (in shares) | shares	3.22	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 264,010	[2]
Range 3 [Member]
Outstanding options - Number (in shares) | shares	8.7
Outstanding options - Weighted average remaining contractual life (Year)	2 years 237 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 187,891
Outstanding options - Aggregate intrinsic value | €	€ 36,250	[1]
Exercisable options - Number (in shares) | shares	2.65	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 46,973	[2]
Range 4 [member]
Outstanding options - Number (in shares) | shares	7.3
Outstanding options - Weighted average remaining contractual life (Year)	2 years 142 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 294,669
Outstanding options - Aggregate intrinsic value | €	€ 94,400	[1]
Exercisable options - Number (in shares) | shares	2.39	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 146,868	[2]
Range 5 [Member]
Outstanding options - Number (in shares) | shares	0.5
Outstanding options - Weighted average remaining contractual life (Year)	2 years 138 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 65,764
Outstanding options - Aggregate intrinsic value | €	€ 42,000	[1]
Exercisable options - Number (in shares) | shares	2.38	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 65,764	[2]
Range 6 [Member]
Outstanding options - Number (in shares) | shares	3
Outstanding options - Weighted average remaining contractual life (Year)	1 year 332 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 575,114
Outstanding options - Aggregate intrinsic value | €	€ 282,500	[1]
Exercisable options - Number (in shares) | shares	1.91	[2]
Exercisable options - Weighted average exercise price (in EUR per share)	€ 575,114	[2]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value, based on the Company's closing stock price of $4.43 at December 31, 2019, which would have been received by the option holders had all in-the-money option holders exercised their options as of that date.
[2]	Fully vested options are all exercisable options